Note 42	6 Months Ended
Jun. 30, 2023
Impairment or reversal of impairment on non financial assets [Abstract]
Disclosure of Impairment or reversal of impairment on non financial assets [Text Block]	Impairment or reversal of impairment on non-financial assets
The impairment losses on non-financial assets broken down by the nature of those assets in the condensed consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	June 2023	June 2022
Tangible assets	(3)	(22)
Intangible assets	10	5
Others	6	17
Total	13	—